Consolidated Statements of Changes In Equity - EUR (€) € in Thousands	Total	Share capital	Capital reserve	Prepaid share reserve	Accumulated deficit	Foreign currency translation differences
Beginning balance at Dec. 31, 2018	€ 20,114	€ 2,704	€ 35,044	€ 0	€ (17,624)	€ (10)
Issue of ordinary shares	11,000	200	10,800
Share issue costs	(581)		(581)
Equity-settled share-based payments	1,146		1,146
Consolidated net profit/(loss)	(9,896)				(9,896)
Other comprehensive income/(loss)	(43)					(43)
Ending balance at Dec. 31, 2019	21,740	2,904	46,409	0	(27,520)	(53)
Issue of ordinary shares	70,644	1,091	64,052	5,500
Share issue costs	(3,397)		(3,397)
Equity-settled share-based payments	1,125		1,125
Consolidated net profit/(loss)	(19,770)				(19,770)
Other comprehensive income/(loss)	367					367
Ending balance at Dec. 31, 2020	70,708	3,995	108,189	5,500	(47,290)	314
Issue of ordinary shares	66,542	1,248	70,794	(5,500)
Share issue costs	(8,303)		(8,303)
Equity-settled share-based payments	1,942		1,942
Consolidated net profit/(loss)	(45,477)				(45,477)
Other comprehensive income/(loss)	(498)					(498)
Ending balance at Dec. 31, 2021	€ 84,914	€ 5,243	€ 172,622	€ 0	€ (92,767)	€ (184)